Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings per share [abstract]
Net basic and diluted profit attributable to shareholders of the company	$ 3,107	$ 2,460
Weighted average shares outstanding	573,905	577,482
Dilutive effect of share options	8,233	8,910
Weighted average diluted shares outstanding	582,138	586,392
Basic earnings per share	$ 5.41	$ 4.26
Diluted earnings per share	$ 5.34	$ 4.19